1933 Act/Rule 497(j)


                                                  May 22, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      Phoenix Adviser Trust
         File Nos. 333-106142 and 811-21371

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on May 15, 2006.


                                                  Sincerely,


                                                  /s/ Ann Spooner
                                                  Ann Spooner